Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Profit for the year	£ 310	£ 266	£ 590
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(70)	4	(4)
Attributable tax	(13)	5	(4)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	14	20	8
Attributable tax	(6)	(4)
Attributable tax	2	22	9
Other comprehensive (expense)/income for the year	(205)	(217)	124
Total comprehensive income for the year	105	49	714
Attributable to:
Equity holders of the company	105	47	712
Non-controlling interest		2	2
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(109)	(113)	91
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ (23)	(145)	22
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations		(2)	(1)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations		£ (4)	£ 3